PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

NOTE 7 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	December 31,
	2020	2019
At Cost:
Plant and buildings	$4,083,793	$3,854,165
Machinery and equipment	14,824,614	13,980,996
Motor vehicles	400,476	339,701
Office equipment	127,762	119,445
	19,436,645	18,294,307
Less: Accumulated depreciation
Plant and buildings	(3,145,380)	(2,848,768)
Machinery and equipment	(13,085,492)	(12,087,004)
Motor vehicles	(292,675)	(298,904)
Office equipment	(120,124)	(111,367)
	(16,643,671)	(15,346,043)
Construction- in-progress	543,007	—
Property, plant and equipment, net	$3,335,981	$2,948,264

Unrealized foreign exchange translation gain/(loss) for the year ended December 31, 2020, 2019 and 2018 was $671,757,  ($39,727) and ($183,640), respectively, which has been included in other comprehensive income/(loss). Depreciation expense for the years ended December 31, 2020, 2019 and 2018 was $398,793,  $516,560 and $548,553, respectively.